Equity Method Investments - Additional Information (Details) $ in Thousands	12 Months Ended			49 Months Ended
	Dec. 31, 2023 USD ($) bunkeringUnit	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($) bunkeringUnit	Dec. 31, 2023 GBP (£) bunkeringUnit	Oct. 25, 2023	Dec. 31, 2022 GBP (£)	Dec. 31, 2020 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity method gains	$ 20,607	$ 25,794	$ 11,147
Equity method investments	$ 174,910	148,534	150,209	$ 174,910				$ 148,665
Yara Clean Ammonia [Member] | Azane [Member]
Schedule of Equity Method Investments [Line Items]
Number of ammonia bunkering units pre-ordered | bunkeringUnit	15			15	15
Export Terminal Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Equity method gains	$ 20,100	25,800
Equity contributions to joint venture				$ 181,500
Difference in the carrying amount and the underlying equity	5,200	5,800		$ 5,200
Costs amortized	$ 300	$ 300	$ 300
Equity method investment, ownership percentage	50.00%	50.00%		50.00%	50.00%		50.00%
Pool Agency [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments | £					£ 1		£ 1
Equity method investment, ownership percentage	50.00%	50.00%		50.00%	50.00%		50.00%
Unigas B. V. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	33.30%	33.30%		33.30%	33.30%		33.30%
Dan Unity [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%		50.00%	50.00%		50.00%
Azane [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	14.50%	0.00%		14.50%	14.50%	14.50%	0.00%
Bluestreak [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%	0.00%		50.00%	50.00%		0.00%